INVENTORIES (Details) - Schedule of composition of inventories - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Inventories [Abstract]
Technical stock	[1]	$ 438,717	$ 250,327
Non-technical stock	[2]	39,072	37,010
Total		$ 477,789	$ 287,337

[1]	Correspond to spare parts and materials that will be used in own maintenance services as well as those of third parties.
[2]	Consumption of on-board services, uniforms and other indirect materials